Trade and other payables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Trade payables	€ 15,762	€ 9,653
Invoices not yet received	19,292	18,155
Accrued employee benefit costs	7,943	6,488
Sundry accruals	13,441	12,996
Thereof to related parties		191
Trade and Other Payables	€ 56,438	€ 47,292
Minimum
Disclosure of detailed information about borrowings [line items]
Trade payable settlement period	0 days
Other payables settlement period	1 month
Maximum
Disclosure of detailed information about borrowings [line items]
Trade payable settlement period	90 days
Other payables settlement period	2 months